Schroder International Multi-Cap Value Fund
Schroder International Multi-Cap Value Fund
Investment Objective:
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund:
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Schroder International Multi-Cap Value Fund	Schroder International Multi-Cap Value Fund - R6 Shares	Schroder International Multi-Cap Value Fund Investor Shares	Schroder International Multi-Cap Value Fund Advisor Shares
Redemption Fee on Shares Held Two Months or Less (as a % of amount redeemed)	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Schroder International Multi-Cap Value Fund		Schroder International Multi-Cap Value Fund - R6 Shares	Schroder International Multi-Cap Value Fund Investor Shares	Schroder International Multi-Cap Value Fund Advisor Shares
Management Fees		0.80%	0.80%	0.80%
Distribution (12b-1) Fees		none	none	0.25%
Other Expenses	[1]	0.34%	0.49%	0.49%
Total Annual Fund Operating Expenses		1.14%	1.29%	1.54%
Less: Fee Waiver and Expense Reimbursement	[2]	(0.39%)	(0.39%)	(0.39%)
Net Annual Fund Operating Expenses		0.75%	0.90%	1.15%
[1]	"Other Expenses" have been restated to reflect current expenses as of fiscal year end, plus anticipated additional expenses under the Fund's shareholder service plan.
[2]	In order to limit the Fund's expenses, the Fund's adviser has contractually agreed through February 29, 2016, if necessary, to waive its fees, pay Fund operating expenses, and/or reimburse the Fund to the extent that Total Annual Fund Operating Expenses (other than acquired fund fees and expenses, other indirect acquired fund expenses, interest, taxes, and extraordinary expenses), for the Fund's R6 Shares, exceed 0.75% of R6 Shares' average daily net assets, for the Fund's Investor Shares, exceed 0.90% of Investor Shares' average daily net assets and, for the Fund's Advisor Shares, exceed 1.15% of Advisor Shares' average daily net assets. In addition, the Fund's adviser has contractually agreed through February 29, 2016 to limit the management fees paid by the Fund to 0.65% of the Fund's average daily net assets. The expense limitation and the management fee limitation may only be terminated during their terms by the Board of Trustees.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions. The Example is based, through February 29, 2016, on the Net Annual Fund Operating Expenses and, for all other periods, on Total Annual Fund Operating Expenses.

(whether or not shares are redeemed)
Expense Example Schroder International Multi-Cap Value Fund (USD $)	1 year	3 years	5 years	10 years
Schroder International Multi-Cap Value Fund - R6 Shares	77	317	584	1,346
Schroder International Multi-Cap Value Fund Investor Shares	92	364	664	1,517
Schroder International Multi-Cap Value Fund Advisor Shares	117	442	797	1,796

(whether or not shares are redeemed)
Expense Example No Redemption Schroder International Multi-Cap Value Fund (USD $)	1 year	3 years	5 years	10 years
Schroder International Multi-Cap Value Fund - R6 Shares	77	317	584	1,346
Schroder International Multi-Cap Value Fund Investor Shares	92	364	664	1,517
Schroder International Multi-Cap Value Fund Advisor Shares	117	442	797	1,796

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 66% of the average value of its portfolio.

Principal Investment Strategies.

The Fund normally invests at least 65% of its total assets in a diversified portfolio of equity securities of companies located outside of the United States that the Fund's sub-adviser considers to offer attractive valuations. The Fund invests in a variety of countries throughout the world including emerging market countries and may, from time to time, invest more than 25% of its assets in any one country or group of countries. The Fund may invest in companies of any size market capitalization. The sub-adviser applies a proprietary quantitative investment analysis that seeks to capture the historically high returns from value stocks and provide a dividend yield typically above the Index. The sub-adviser does not consider benchmark weights when it constructs the Fund's portfolio. The sub-adviser believes that indices weighted by market-capitalization reflect a natural bias toward expensive stocks and geographic regions, and that, by contrast, a "bottom-up" approach to portfolio construction, not constrained by reference to a specific benchmark or index, may uncover less expensive stocks offering better investment value. The sub-adviser seeks to select relatively inexpensive stocks anywhere in the world based on an evaluation of a number of valuation metrics including: dividends, cash-flow, earnings, sales and asset-based measures. There is also a focus on high quality companies within this universe defined using metrics including: profitability, stability, financial strength, and management quality. Geographic and sector allocations are principally the result of this selection. The Fund may invest in common and preferred stocks, convertible securities and warrants. The Fund may also invest in real estate investment trusts (REITs), closed-end funds or exchange-traded funds. The Fund may use options, swap transactions, futures contracts, and other derivative instruments, including over-the-counter transactions for efficient portfolio management purposes, such as increasing or decreasing its exposure to securities markets pending the purchase or sale of cash investments (and not with the intention of creating investment leverage). The Fund may, but is not required to, enter into foreign currency exchange transactions, for risk management or hedging purposes.

Principal Risks.

It is possible to lose money on an investment in the Fund. The Fund will be affected by the investment decisions, techniques and risk analyses of the Fund's investment team and there is no guarantee that the Fund will achieve its investment objective. The values of investments held by the Fund may fluctuate in response to actual or perceived issuer, political, market, and economic factors influencing the financial markets generally, or relevant industries or sectors within them. Fluctuations may be more pronounced if the Fund invests substantially in one country or group of countries or in companies with smaller market capitalizations. Other principal risks of investing in the Fund include:

•  Foreign Securities Risk: investments in non-U.S. issuers, directly or through use of depositary receipts, may be affected by adverse political, regulatory, economic, market or other developments affecting issuers located in foreign countries, or by foreign withholding taxes;

•  Foreign Currencies Risk: the value of the Fund's assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies;

•  Emerging Markets Securities Risk: compared to foreign developed markets, investing in emerging markets may involve heightened volatility, greater political, regulatory, legal and economic uncertainties, less liquidity, dependence on particular commodities or international aid, high levels of inflation, and certain special risks associated with smaller capitalization companies;

•  Equity Securities Risk: equity securities may be highly volatile and may react more strongly to changes in overall market conditions, or to a particular issuer's financial condition or prospects, than other securities of the same issuer or relative to other asset classes; in a liquidation or bankruptcy, claims of bond owners take priority over those of preferred stockholders, whose claims take priority over those of common stockholders;

•  Convertible Securities Risk: debt securities that are convertible into preferred or common stocks are subject to the risks of both debt and equity securities;

•  Warrants Risk: warrants involve the market risk related to the underlying securities, the counterparty risk with respect to the issuing broker, and risk of illiquidity within the trading market for warrants;

•  Derivatives Risk: investing in derivative instruments may be considered speculative and involves leverage, liquidity, credit, interest rate and valuation risks and the risk of losing more than the principal amount invested. Derivatives also involve the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate, or index;

•  Small and Mid Cap Companies Risk: investments in securities issued by smaller companies tend to be more vulnerable to adverse developments than larger companies, and may present increased liquidity risk, and their prices may be highly volatile;

•  Investments in Pooled Vehicles Risk: investing in another investment company subjects the Fund to that company's risks, and, in general, to a pro rata portion of that company's fees and expenses. Investing in another investment company also involves liquidity risk and valuation risk;

•  REIT Risk: REITs involve risks similar to those associated with direct ownership of real estate and may be subject to the risks affecting equity securities generally. Some REITs have limited diversification. The Fund bears its proportionate share of a REIT's expenses;

•  Liquidity Risk: illiquid securities may be highly volatile, difficult to value, and difficult to sell or close out at favorable prices or times. Investments in foreign securities, including emerging market securities, tend to have greater exposure to liquidity risk;

•  Valuation Risk: certain securities may be difficult to value, and there can be no assurance that the valuation placed on a security held by the Fund will reflect that actual price at which the security might be sold in a market transaction; and

•  Portfolio Turnover Risk: if the Fund frequently trades its securities, this will increase transaction costs, may result in taxable capital gains, and may lower investment performance.

Please see "Principal Risks of Investing in the Funds" in the Fund's full prospectus for a more detailed description of the Fund's risks. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information.

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index. The bar chart shows only the performance of the Fund's Investor Shares. The Fund had not at the date of this prospectus commenced offering its R6 Shares and does not yet have a calendar year of investment performance with respect to its R6 Shares. Performance of R6 shares would differ from Advisor Share and Investor Share performance only to the extent of the differences in expenses between the classes. Past performance (before and after taxes) is not necessarily predictive of future performance. Visit www.schroderfunds.com for more current performance information.

Calendar Year Total Returns(1) Calendar Year End (through 12/31)

(1) Investor Shares total return from January 1, 2014 to September 30, 2014 was 1.44%.
  Highest and Lowest   Quarter Returns   (for periods shown in   the bar chart)
Highest	Lowest
6/30/09	12/31/08
36.08%	-23.12%

Average Annual Total Returns for Periods Ended December 31, 2013
Average Annual Returns Schroder International Multi-Cap Value Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Schroder International Multi-Cap Value Fund Investor Shares	18.57%	17.00%	6.00%	Aug. 30, 2006
Schroder International Multi-Cap Value Fund Advisor Shares	18.21%	16.71%	5.75%	Aug. 30, 2006
After Taxes on Distributions Schroder International Multi-Cap Value Fund Investor Shares	15.13%	16.17%	4.78%
After Taxes on Distributions and Sale of Fund Shares Schroder International Multi-Cap Value Fund Investor Shares	11.10%	13.92%	4.74%
MSCI ACWI ex USA Index (reflects no deduction for fees, expenses or taxes)	15.29%	12.81%	3.54%	Aug. 30, 2006
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	22.78%	12.44%	3.09%	Aug. 30, 2006

After-tax returns are shown only for Investor Shares and are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their shares in the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns for R6 Shares and Advisor Shares will vary as a result of the different expenses of each share class.

Returns for R6 Shares will vary from the returns for Investor Shares as a result of the different expenses of each share class.